Related party transactions and balances (Tables)	12 Months Ended
Jun. 30, 2024
Related party transactions and balances
Summary of related party balances

		June 30,		June 30,
Name of related party	Relationship	2024		2023
Intellectual International Capital LLC (“IIC”)	Significant influence by a former member of the Company’s management (June 30, 2023: member of the Company’s management)	$	*	$118,212	*

* The balance is non-trade advances to the related party and is short term in nature and due on demand with no interest bearing. The Company’s former president, Dr.Jiaming Li, was a senior manager at IIC, and he resigned from Company in November 2023 and was not a related party to the Company pursuant to the definition of Related Parties under ASC 850 from then onwards.

		June 30,	June 30,	June 30,
Name of related party	Related party	2024	2023	2022
Receipt on behalf of Company	Intellectual International Capital LLC	$3,393,027	$1,205,110	—
Payment on behalf of Company	Intellectual International Capital LLC	(2,812,692)	(1,056,897)	—